Detail of Selected Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Detail Of Selected Balance Sheet Accounts [Abstract]
Schedule of detail of selected balance sheet accounts
	2020	2019
PREPAID EXPENSES
Prepaid Royalties	$1,255,081	$—
Prepaid Insurance	112,397	690
Other Prepaid Expenses	19,647	26,772
Other Current Assets	3,295,000	—
TOTAL PREPAID EXPENSES	$4,682,125	$27,462

ACCRUED EXPENSES
Accrued Expenses and Construction Costs	$5,957,250	$34,840
Accrued Interest	589,788	—
TOTAL ACCRUED EXPENSES	$6,547,038	$34,840